UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-01976

                                             Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                             New York, NY 10019

(Address of principal executive offices) (Zip code)

Robert D. Goldfarb

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

            New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 686-6884

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

September 30, 2015

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (86.2%)

Shares		Value(a)
	Advertising (0.8%)
928,976	Omnicom Group Inc.	$ 61,219,518
	Aerospace/Defense (5.8%)
1,199,942	Precision Castparts Corp.	275,638,677
18,684,157	Rolls-Royce Holdings plc (United Kingdom)	191,349,736
		466,988,413
	Apparel, Accessories & Luxury Goods (0.8%)
872,711	Compagnie Financiere Richemont SA (Switzerland)	67,785,987
	Application Software (2.2%)
422,445	Constellation Software, Inc. (Canada)	177,066,025
	Auto Parts (5.1%)
1,650,386	O’Reilly Automotive, Inc. (b)	412,596,500
	Construction & Engineering (1.0%)
2,220,000	Jacobs Engineering Group Inc. (b)	83,094,600
	Crude Oil & Gas Production (0.1%)
178,592	Canadian Natural Resources Limited (Canada)	3,473,614
	Dental Equipment (1.4%)
1,250,584	Sirona Dental Systems, Inc. (b)	116,729,511
	Diversified Companies (10.9%)
2,838	Berkshire Hathaway, Inc.-Class A (b)	554,091,120
2,509,777	Berkshire Hathaway, Inc.-Class B (b)	327,274,921
		881,366,041
	Diversified Manufacturing (0.8%)
761,755	Danaher Corporation	64,909,144
	Electrical & Mechanical Systems (0.4%)
771,762	EMCOR Group, Inc.	34,150,468
	Electronic Manufacturing Services (0.3%)
1,270,183	Trimble Navigation Limited (b)	20,856,405
	Flooring Products (2.6%)
1,140,822	Mohawk Industries, Inc. (b)	207,390,031
	Freight Transportation (0.0%)
62,650	Expeditors International, Inc.	2,947,683

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2015

(Unaudited)

Shares		Value(a)
	Healthcare (26.0%)
459,618	Perrigo Company plc (Ireland)	$ 72,284,123
11,280,682	Valeant Pharmaceuticals International, Inc. (Canada) (b)	2,012,248,055
430,594	West Pharmaceutical Services, Inc.	23,303,747
19,931	Zoetis, Inc.	820,759
		2,108,656,684
	Industrial & Construction Supplies (3.9%)
8,711,743	Fastenal Company	318,936,911
	Industrial Gases (0.9%)
685,147	Praxair, Inc.	69,789,073
	Industrial Machinery (0.6%)
3,500,199	IMI plc (United Kingdom)	50,222,203
	Information Processing (3.3%)
2,974,202	MasterCard, Inc.-Class A	268,035,084
	Insurance Brokers (0.4%)
1,119,089	Brown & Brown, Inc.	34,658,186
	Internet Software & Services (2.5%)
161,444	Google, Inc.-Class A (b)	103,061,006
161,887	Google, Inc.-Class C (b)	98,495,289
		201,556,295
	Investment Banking & Brokerage (0.9%)
432,779	The Goldman Sachs Group, Incorporated	75,199,679
	IT Consulting & Other Services (0.8%)
464,945	International Business Machines Corp.	67,403,077
	Precision Instruments (1.2%)
837,403	Waters Corp. (b)	98,989,409
	Property and Casualty Insurance (0.8%)
31,040	Admiral Group plc (United Kingdom)	705,273
4,325,462	Hiscox Ltd. (Bermuda)	61,638,079
20,893	Verisk Analytics, Inc.-Class A (b)	1,544,202
		63,887,554
	Retailing (7.4%)
39,463	Costco Wholesale Corp.	5,705,166
848,646	Tiffany & Co.	65,532,444
6,579,883	TJX Companies, Inc.	469,935,244
890,077	Wal-Mart Stores, Inc.	57,712,593
		598,885,447
	Specialty Chemicals (0.8%)
1,526,978	Croda International plc (United Kingdom)	62,575,953

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2015

(Unaudited)

Shares		Value(a)
	Specialty Retailers (0.7%)
1,285,519	Cabela’s, Inc. (b)	$ 58,619,666
	Veterinary Diagnostics (2.9%)
3,140,671	Idexx Laboratories, Inc. (b)	233,194,822
	Miscellaneous Securities (0.9%)(c)	75,804,729
	Total Common Stocks (Cost $2,409,810,793)	6,986,988,712

Principal Amount
Corporate Bond (0.8%)
	Miscellaneous Securities (c)	66,891,845
	Total Corporate Bond
	(Cost $68,293,963)	66,891,845

U.S. Government Obligations (13.3%)
$1,075,000,000	U.S. Treasury Bills, 0.000% - 0.12%
	due 11/12/2015 through 11/19/2015	1,074,996,500
	Total U.S. Government Obligations
	(Cost $1,074,996,500)	1,074,996,500

	Total Investments (100.3%)
	(Cost $3,553,101,256)††	8,128,877,057

	Liabilities, Net of Other Assets (-0.3%)	(26,319,603)
	Net Assets (100.0%)	$8,102,557,454

††

The cost for federal income tax purposes is identical. At September 30, 2015, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $4,642,509,270 and $66,733,469 respectively.

(a)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2015

(Unaudited)

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing security.

(c)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to September 30, 2015, and have not previously been publicly disclosed.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the nine months ended September 30, 2015, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no level 3 securities held in the Fund during the nine months ended September 30, 2015.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$6,986,988,712	$—	$—	$6,986,988,712
Level 2 - Other Significant
Observable Inputs	—	66,891,845	1,074,996,500	1,141,888,345

Total	$6,986,988,712	$66,891,845	$1,074,996,500	$8,128,877,057

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer (principal executive officer)

Date	11/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer
(principal executive officer)

Date	11/24/2015

By (Signature and Title)*	/s/ Paul J. Greenburg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	11/24/2015